Derivative Financial Instruments - Other Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Instruments
Gains (losses) excluded from the assessment of hedge effectiveness for fair value hedges
Gains (losses) excluded from the assessment of hedge effectiveness for cash flow hedges
Gains (losses) associated with underlying exposure that did not occur or was not expected to occur for cash flow hedges